Note 14 - Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Segment Reporting [Table Text Block]
	Period ended June 30, 2025	Period ended June 30, 2026
Net revenue	113,579,814	112,340,603
Voyage expenses	(493,855)	(369,793)
Vessel operating expenses	(23,732,438)	(22,854,030)
Dry-docking expenses	(3,461,428)	(269,583)
Related party management fees	(3,908,030)	(3,954,320)
General & administrative expenses	(3,167,568)	(3,458,739)
Interest & other financing costs	(7,877,401)	(5,683,352)
Other segment items(1)	(4,162,583)	(10,623,230)
Total	66,776,511	65,127,556